Segmented Information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented Information

4. Segmented Information
We have five reportable business segments: Canada, U.S., Asset Management, Asia, and Corporate. Prior to 2019, these business segments were referred to as SLF Canada, SLF U.S., SLF Asset Management, SLF Asia, and Corporate.

These business segments operate in the financial services industry and reflect our management structure and internal financial reporting. Corporate includes the results of our UK business unit and our Corporate Support operations, which include run-off reinsurance operations as well as investment income, expenses, capital, and other items not allocated to our other business groups.

Revenues from our business segments are derived principally from life and health insurance, investment management and annuities, and mutual funds. Revenues not attributed to the strategic business units are derived primarily from Corporate investments and earnings on capital. Transactions between segments are executed and priced at an arm’s-length basis in a manner similar to transactions with third parties.

The expenses in each business segment may include costs or services directly incurred or provided on their behalf at the enterprise level. For other costs not directly attributable to one of our business segments, we use a management reporting framework that uses assumptions, judgments, and methodologies for allocating overhead costs, and indirect expenses to our business segments.

Intersegment transactions consist primarily of internal financing agreements which are measured at fair values prevailing when the arrangements are negotiated. Intersegment investment income consists primarily of interest paid by U.S. to Corporate. Intersegment fee income is primarily asset management fees paid by Canada and Corporate to Asset Management, and product distribution fees paid by Asset Management to Asia. Intersegment transactions are presented in the Consolidation adjustments column in the following tables.

Management considers its external Clients to be individuals and corporations. We are not reliant on any individual Client as none is individually significant to our operations.

Results by segment for the years ended December 31, are as follows:

Canada		U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
2019
Gross premiums:
Annuities	$3,276	$1	$—	$2	$23	$—	$3,302
Life insurance	5,178	1,605	—	2,597	90	—	9,470
Health insurance	5,629	4,232	—	31	16	—	9,908
Total gross premiums	14,083	5,838	—	2,630	129	—	22,680
Less: Ceded premiums	1,488	662	—	222	20	—	2,392
Net investment income (loss)	6,474	2,802	83	2,865	936	(20)	13,140
Fee income	1,320	86	4,309	531	149	(144)	6,251
Total revenue	20,389	8,064	4,392	5,804	1,194	(164)	39,679
Less:
Total benefits and expenses	19,317	7,878	3,229	5,172	1,014	(164)	36,446
Income tax expense (benefit)	15	28	262	51	(70)	—	286
Total net income (loss)	$1,057	$158	$901	$581	$250	$—	$2,947
Less:
Net income (loss) attributable to participating policyholders	174	(5)	—	61	—	—	230
Net income (loss) attributable to non-controlling interests	—	—	4	—	—	—	4
Shareholders’ net income (loss)	$883	$163	$897	$520	$250	$—	$2,713
2018
Gross premiums:
Annuities	$3,261	$—	$—	$1	$(79)	$—	$3,183
Life insurance	4,796	1,633	—	2,154	94	—	8,677
Health insurance	5,316	3,767	—	24	14	—	9,121
Total gross premiums	13,373	5,400	—	2,179	29	—	20,981
Less: Ceded premiums	1,487	597	—	232	23	—	2,339
Net investment income (loss)	1,942	305	13	76	79	(26)	2,389
Fee income	1,240	73	4,111	514	154	(126)	5,966
Total revenue	15,068	5,181	4,124	2,537	239	(152)	26,997
Less:
Total benefits and expenses	13,497	5,183	2,930	1,919	109	(152)	23,486
Income tax expense (benefit)	308	(19)	284	51	(27)	—	597
Total net income (loss)	$1,263	$17	$910	$567	$157	$—	$2,914
Less:
Net income (loss) attributable to participating policyholders	321	(35)	—	12	—	—	298
Shareholders’ net income (loss)	$942	$52	$910	$555	$157	$—	$2,616

Assets and liabilities by segment are as follows:

	Canada	U.S.	Asset Management	Asia	Corporate	Consolidation adjustments	Total
As at December 31, 2019
Total general fund assets	$94,909	$34,711	$5,666	$31,285	$13,930	$(272)	$180,229
Investments for account of segregated fund holders	$98,758	$514	$—	$6,675	$11,026	$—	$116,973
Total general fund liabilities	$86,847	$31,044	$4,250	$25,750	$8,102	$(272)	$155,721
As at December 31, 2018
Total general fund assets	$86,697	$34,584	$4,468	$28,855	$14,378	$(217)	$168,765
Investments for account of segregated fund holders	$85,885	$491	$—	$6,173	$10,513	$—	$103,062
Total general fund liabilities	$78,946	$30,671	$2,396	$23,692	$8,707	$(217)	$144,195

The revenue and assets of our business segments differ from geographic segments primarily due to the geographic segmenting of our Asset Management and Corporate segments.

The following table shows revenue by country for Asset Management and Corporate:

	Asset Management		Corporate
For the years ended December 31,	2019	2018	2019	2018
Revenue:
United States	$4,139	$3,945	$191	$58
United Kingdom	32	—	903	142
Canada(1)	210	179	93	38
Other countries	11	—	7	1
Total revenue	$4,392	$4,124	$1,194	$239

(1) Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for Asset Management.

The following table shows total assets by country for Asset Management and Corporate:

	Asset Management		Corporate
As at December 31,	2019	2018	2019	2018
Total general fund assets:
United States	$4,770	$4,147	$2,329	$2,550
United Kingdom	145	—	8,210	8,274
Canada(1)	534	321	3,202	3,384
Other countries	217	—	189	170
Total general fund assets	$5,666	$4,468	$13,930	$14,378
Investment for account of segregated fund holders:
United Kingdom	$—	$—	$11,026	$10,513
Total investment for account of segregated fund holders	$—	$—	$11,026	$10,513

(1) Consists of the Canadian operations of Bentall Kennedy and Sun Life Institutional Investments (Canada) Inc. for Asset Management.